Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information
15.	PLEDGED BANK DEPOSITS/FIXED BANK DEPOSITS WITH MATURITY PERIOD OVER THREE MONTHS/BANK BALANCES AND CASH, AND OTHER CASH FLOW INFORMATION

(a)	Cash and cash equivalents and fixed deposits held at banks comprise:

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Deposits with banks within three months to maturity when placed	360,000	360,000	55,173
Cash at banks and in hand	546,840	256,290	39,278

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	906,840	616,290	94,451
Fixed bank deposits with maturity periods over three months	290,000	290,000	44,444
Pledged bank deposits	14,900	26,000	3,985

	1,211,740	932,290	142,880

As at 31 December 2020, the balances that were placed with banks in the PRC amounted to RMB931,276,000 (US$142,724,000) (2019: RMB1,210,201,000). Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.
Pledged bank deposits
These are bank deposits placed at specified bank accounts to secure the Group’s bills payable and will be released upon maturity of the relevant bills.
Fixed bank deposits with maturity period over three months
These represent fixed bank deposits with an original maturity period over three months.
Bank balances and cash
These represent cash and short-term bank deposits with an original maturity of three months or less. Bank balances and cash at December 31, 2020 included fixed bank deposits with an original maturity period of three months or less totaled RMB360,000,000 (US$55,173,000) (2019: RMB360,000,000), which carried fixed interest rate of 1.35% at December 31, 2020 (2019:1.35%). Cash at banks earns interest at floating rates based on daily bank deposit rates.
The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances carried fixed interest at the end of the reporting period as follows:

	2019	2020
Range of interest rates (per annum)	0.35%-1.55%	0.35%-1.55%

The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
US$	2,588	1,114	171
Hong Kong Dollar (“HK$”)	22	1,005	154

(b)	Reconciliation of liabilities arising from financing activities:
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Bank borrowings	Amount due to a shareholder	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Balance at January 1, 2019	473,000	9,911	482,911
Changes from financing cash flows
New bank borrowings raised	558,000	—	558,000
Repayment of bank borrowings	(473,000)	—	(473,000)
Advance from a shareholder	—	6,711	6,711
Repayment to a shareholder	—	(6,065)	(6,065)

Total changes from financing cash flows	85,000	646	85,646

Balance at December 31, 2019 and January 1, 2020	558,000	10,557	568,557	87,135
Changes from financing cash flows
New bank borrowings raised	558,000	—	558,000	85,517
Repayment of bank borrowings	(558,000)	—	(558,000)	(85,517)
Repayment to a shareholder	—	(10,557)	(10,557)	(1,618)

Total changes from financing cash flows	—	(10,557)	(10,557)	(1,618)

Balance at December 31, 2020	558,000	—	558,000	85,517